SHAREHOLDERS' EQUITY - Treasury Shares - Changes (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		6 Months Ended		12 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Quantity
Beginning balance		51,911,569	12,042,004	12,042,004
Realization in the restricted shares plan				130,435
Repurchase		17,701,300		40,000,000
Canceled	37,145,969	37,145,969
Ending balance		32,466,900		51,911,569
Average cost per share
Beginning balance		R$ 40.84	R$ 18.13	R$ 18.13
Realization in the restricted shares plan				18.13
Repurchase		43.98		47.61
Canceled	R$ 40.84	40.84
Ending balance		R$ 42.55		R$ 40.84
Historical value
Beginning balance		R$ 2,120,324	R$ 218,265	R$ 218,265
Realization in the restricted shares plan				2,365
Repurchase		778,500	601,551	1,904,424
Canceled	R$ 1,517,224	1,517,224
Ending balance		1,381,600		2,120,324
Market value
Beginning balance		2,504,214	R$ 656,530	656,530
Realization in the restricted shares plan				8,156
Repurchase		778,500		1,904,424
Canceled		1,570,532
Beginning balance		R$ 1,435,686		R$ 2,504,214